Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	$ 3,752	$ 6,121
Total liabilities	31,602	16,034
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	7,005	6,871
Warrant liability	6,478
Total liabilities	13,483	6,871
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	7,005	6,871
Warrant liability	6,478
Total liabilities	$ 13,483	$ 6,871